Convertible Loans Due from a Related Party (Details) $ / shares in Units, ¥ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($) $ / shares
Convertible loans due from a related party
Gain on disposal of convertible loans due from a related party | ¥		¥ 10,565
Particle
Convertible loans due from a related party
Principal amount of short-term unsecured loans granted				$ 14.8
Interest rate of short-term unsecured loans				4.35%
Maturity of short-term unsecured loans				24 months
Particle | Series D1 convertible redeemable preferred shares
Convertible loans due from a related party
Conversion price per share | $ / shares				$ 1.071803
Long De
Convertible loans due from a related party
Loan assignment on consideration	$ 17.0
Gain on disposal of convertible loans due from a related party		¥ 10,600	$ 1.5